Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

(7) Notes Payable

On November 24, 2020 the Company issued a note payable in the amount of $1,000,000; the loan bears interest at a rate of 1% per month; the maturity date on the loan is April 21, 2021; the Company has the option to extend the maturity date for seven one-month terms. As part of the terms of the loan, the note holder was issued 100,000 shares of common stock. The Company recorded a $100,000 debt discount, of which $75,000 was amortized during the three months ended March 31, 2021.

On March 10, 2021, the Company borrowed a total of $300,000 and issued promissory notes for $100,000 to each of three related parties. The notes bear interest at a rate of 1% per month. The principal and interest thereon are payable on March 10, 2022 or upon completion of the Company’s initial public offering if earlier. In connection with these loans, each lender was issued 10,000 shares of the Company’s common stock for a total of 30,000 shares. The value of the shares has been recorded as a debt discount for $30,000 and is being amortized to interest over a one-year period.

Maturities of long-term debt (including related parties) as of March 31, 2021 are as follows:

2021 (April to December)	$1,112,021
2022	307,371
2023	35,467
2024	403,526
2025	14,082
Total	$1,872,467

(7) Notes Payable

On April 9, 2019, as part of an asset purchase agreement, the Company assumed promissory notes in the total amount of $113,281 related to the purchased assets (see note 13). These notes are secured by Company vehicles, bear interest at rates ranging from 3.75% to 7.44% and mature at various dates ranging from January 26, 2022 through December 17, 2023. During the period ending December 31, 2019, principal payments of $18,813 were made. During the year ended December 31, 2020, principal payments of $14,940 were made. As of December 31, 2020 and 2019, remaining principal balance on these notes was $94,469 and $79,529, respectively.

On November 24, 2020 the Company issued a note payable in the amount of $1,000,000; the loan bears interest at a rate of 1% per month; the maturity date on the loan is April 21, 2021; the Company has the option to extend the maturity date for seven one-month terms. As part of the terms of the loan, the note holder was issued 100,000 shares of common stock. The Company recorded a $100,000 debt discount during the twelve months ended December 31, 2020. The Company recorded amortization of debt discount on this loan of $25,000 for the twelve months ended December 31, 2020.

On December 2, 2020, the Company issued a promissory note related to the purchase of a vehicle in the amount of $62,400. The promissory note bears an interest rate of 6.8% and matures on November 2, 2025. During the period ending December 31, 2020, there were no principal payments on the note.

Maturities of long-term debt (including related parties) as of December 31, 2020 are as follows:

2021	$1,074,067
2022	184,237
2023	46,147
2024	230,000
2025	15,640
Total	$1,550,091